SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments
Other-than-temporary impairment loss on available-for-sale investment		$ 6,207,119
Project assets
Project assets - Module cost	9,055,200
Project assets - Development	9,902,576
Project assets - Others	6,844,723
Total project assets	25,802,499
Current portion	25,802,499
Noncurrent portion	0
Total liabilities (all current liabilities)	4,698,269
Advances to suppliers-current	23,614,491	16,163,910
Non-current advances to suppliers	5,928,000	17,643,874
Prepayments for property, plant and equipment, recorded in non-current assets	8,317,188	25,866,532
Goodwill
Beginning of the year	5,646,522	5,323,406
Goodwill acquired during the year		313,832
Goodwill impairment during the year	(6,160,545)
Foreign exchange effect	514,023	9,284
Closing balance		5,646,522
Implied fair value of goodwill	0
Intangible Assets
Impairment loss on intangible assets	3,764,464
Advances and prepayments to suppliers | Suppliers concentration risk | Supplier A
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	17,625,438	17,433,530
Advances and prepayments to suppliers | Suppliers concentration risk | Supplier B
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	5,928,000	6,540,000
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier A
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	2,182,950
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier B
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk	2,020,512
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier C
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk		3,471,298
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier D
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk		2,855,145
Advances for purchases of property, plant and equipment | Suppliers concentration risk | Supplier E
Advances to suppliers and advances for purchase of property, plant and equipment
Amount of concentration risk		$ 2,826,950